SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details 5) (CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 31, 2007 numerator denominator	Dec. 31, 2011	Dec. 31, 2010
Note to Schedule I
Threshold percentage of restricted net assets for disclosure of condensed financial information		25.00%
Restricted capital and reserves not available for distribution		1,661,740	1,490,552
Share exchange, numerator	10,000
Share exchange, denominator	1
Parent company
Note to Schedule I
Restricted capital and reserves not available for distribution		1,661,740